Derivative financial instrument (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 21, 2025 USD ($) oz	Nov. 12, 2025 USD ($) oz	Feb. 03, 2025 oz	Jan. 28, 2025 USD ($)	Oct. 04, 2024 USD ($) oz	Apr. 10, 2024 USD ($) oz	Mar. 07, 2024 USD ($) oz	Dec. 19, 2023 USD ($) oz
Derivative financial instruments
Derivative financial assets	$ 8,227,000	$ 8,227,000
Current	954,000	954,000
Non-current	7,273,000	7,273,000
Premium payable for put option	4,176,000	4,176,000
Derivative financial instrument expense		6,379,000	$ 831,000	$ 1,119,000
Acquisition of put options		(5,430,000)	(743,000)	(946,000)
Proceeds from derivative financial liabilities - gold purchase options				178,000
Cash flows arising on options		(5,430,000)	(743,000)	(768,000)
Auramet payable
Derivative financial instruments
Principal value	$ 5,000,000	$ 5,000,000
Nominal interest rate	10.00%	10.00%
Put options
Derivative financial instruments
Derivative financial assets	$ 8,227,000	$ 8,227,000
Derivative contract, number of ounces of gold hedged | oz					48,000	60,000	43,439		12,000	12,000	12,000	12,000
Derivative contract, gold strike price					$ 3,500	$ 3,500		$ 2,600	$ 2,600	$ 2,100	$ 2,050	$ 1,950
Derivative financial instrument expense		6,379,000	$ 831,000	1,097,000
Put options purchased on November 12, 2025
Derivative financial instruments
Premium payable for put option						$ 8,838,000
Acquisition of put options	(3,838,000)
Put options purchased on November 12, 2025 | Auramet payable
Derivative financial instruments
Principal value	$ 5,000,000	$ 5,000,000
Nominal interest rate	10.00%	10.00%
Put options purchased on November 21, 2025
Derivative financial instruments
Premium payable for put option	$ 4,176,000	$ 4,176,000			$ 4,176,000
Gold purchase options
Derivative financial instruments
Derivative financial instrument expense				$ 22,000